Off-Balance Sheet Lending-Related Financial Instruments Guarantees and Other Commitments (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unissued standly letters of credit commitments	$ 41,500,000,000	$ 41,600,000,000
Collateral held relating to standby letters of credit	38,000,000,000	37,800,000,000
Unfunded commitments to third-party private equity funds	943,000,000	1,000,000,000
Unfunded commitments for other equity investments	1,300,000,000	1,400,000,000
Investments that are generally fair valued at net asset value	885,000,000	1,000,000,000
Commitments related to leveraged and acquisition finance activities	5,500,000,000	5,900,000,000
Notional amount on stable value contracts	26,100,000,000	25,900,000,000
Maximum exposure to loss on derivatives	2,700,000,000	2,700,000,000
Unsettled reverse repurchase and securities borrowing agreements with regular way settlement periods	34,500,000,000	25,500,000,000
Unsettled forward starting reverse repurchase and securities borrowing agreements	12,500,000,000	14,400,000,000
Allowance for lending-related commitments	688,000,000	717,000,000	940,000,000	939,000,000
Percentage of decline in home prices assumption	44.00%
Percentage of decline in home prices assumption beyond the Firm's current assumptions	11.00%
Principal losses and accrued interest on repurchased loans included in repurchase liability	115,000,000		105,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member] | Other Unfunded Commitments to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Credit enhancements and bond and commercial paper liquidity commitments	43,900,000,000	43,400,000,000
Other Guarantees and Commitments [Member] | Letters of Credit Hedged By Derivative Transactions [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	3,809,000,000	3,766,000,000
Other Unfunded Commitment to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other unfunded commitments to extend credit	570,000,000	542,000,000
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Collateral held in support of securities lending indemnification agreements	203,400,000,000	185,000,000,000
Contractual amount	200,627,000,000	181,717,000,000
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Derivatives qualifying as guarantees payables	467,000,000	390,000,000
Derivatives qualifying as guarantees receivables	95,000,000	96,000,000
Notional value of the derivatives deemed to be guarantees	87,400,000,000	87,800,000,000
Contractual amount	87,360,000,000	87,768,000,000
Other Guarantees and Commitments [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount	6,373,000,000	6,492,000,000
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for standby letters of credit and other financial guarantees	22,800,000,000	22,400,000,000
Collateral held relating to standby letters of credit	38,034,000,000	37,815,000,000
Allowance for lending-related commitments	341,000,000	345,000,000
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other letters of credit	1,300,000,000	1,100,000,000
Collateral held relating to other letters of credit	1,986,000,000	2,127,000,000
Allowance for lending-related commitments	1,000,000	2,000,000
Standby and Other Letters of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Standby and other letters of credit carrying values	707,000,000	707,000,000
Standby and other letters of credit allowance for lending-related commitments	342,000,000	347,000,000
Standby and other letters of credit fair value of the guarantee liability	365,000,000	360,000,000
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Loss Contingency Range of Possible Loss Portion, Minimum	0
Loss Contingency Range of Possible Loss	1,800,000,000
Allowance for lending-related commitments	3,474,000,000	3,285,000,000	1,982,000,000	1,705,000,000
Contractual amount	0	0
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Unpaid principal balance of loans sold with recourse	10,800,000,000	11,000,000,000
Carrying value	148,000,000	153,000,000
Allowance for lending-related commitments	148,000,000	153,000,000
Contractual amount	$ 10,823,000,000	$ 10,982,000,000